U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.     Name and address of issuer:

                            HILLIARD-LYONS GOVERNMENT FUND, INC.



2. Name of each series or class of securities for which this
 Form is filed (If the Form is being filed for all series
	and classes of securities of the issuer, check the box but
 do not list series or classes):	 [  ]





3.     Investment Company Act File Number:      811-3070

        Securities Act File Number:	2-68290



4(a).  Last day of fiscal year for which this Form is filed:

          		August 31, 2000



4(b).	[  ]	Check box if this Form is being filed late (i.e.,
 more than 90 calendar days after the end of the
		issuer's fiscal year).  (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.





4(c).  	[  ]	Check box if this is the last time the
 issuer will be filing this Form.









5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during
 the				$5,092,713,159
		fiscal year pursuant to section 24(f):

(ii) Aggregate price of securities redeemed or
		$4,835,107,991
		repurchased during the fiscal year:

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:
$    - 0 -

(iv) Total available redemption credits [add Items 5(ii)
 and 5(iii)]:			$4,835,107,991

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:						$257,605,168

(v) Redemption credits available for use in future years
		$  (- 0 -)
		__ if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See					x  .000264
		Instruction C.9):

	(viii) Registration fee due [multiply Item 5(v) by Item
		 5(vii)]  (enter "0" if no fee is due):						=$68,007.76


6.     Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2],
	then report the amount of securities (number of shares or other units) deducted here: ---------. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of
	the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
	state that number here:  ---------.


7. Interest due -- if this Form is being filed more than
8.  90 days after the end of the issuer's fiscal year
	(see Instruction D):


	+$   - 0 -


9. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


	= $68,007.76



10. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
				November 21, 2000
		Method of Delivery:

			[X]	Wire Transfer
			[  ]	Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*__________________________
___
                          JOSEPH C. CURRY, JR.
			   President

           Date	November 21, 2000
*Please print the name and title of the signing officer below the signature.